Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforward	$ 8,327,426	$ 6,472,383
Option compensation	1,630,140	1,333,021
Property, plant and equipment	423,904	307,376
Exploration costs	570,719	632,947
Reclamation and remediation costs	235,318	200,318
Gross deferred income tax assets	11,187,507	8,946,045
Less: valuation allowance	(726,050)	(691,050)
Net deferred income tax assets	10,461,457	8,254,995
Unrealized gains on investments	(10,961)	(13,556)
Acquisition related liabilities	(11,067,191)	(11,067,191)
Net deferred income tax liabilities	$ 616,695	$ 2,825,752